Lord Abbett U.S. Government & Government

Sponsored Enterprises

Money Market Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 5, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett U.S. Government & Government Sponsored
Enterprises Money Market Inc., Fund
1933 Act File No. 002-64536
1940 Act File No. 811-02924

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 36 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on October 29, 2007.

Please contact the undersigned at (201) 827-2780 if you have any questions or comments.

Sincerely yours,

/s/ Bergela Piram
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC